Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Dec. 16, 2019	Jul. 31, 2019	Jul. 31, 2018	Sep. 27, 2017	Sep. 13, 2017	Jul. 31, 2017	Dec. 13, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
PGIM TARGET DATE 2055 FUND - CLASS R3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,869.51	$ 17,356.23	$ 15,854.74	$ 17,239.29	$ 12,952.79		$ 12,544.02	$ 12,374.18			$ 11,100.00	$ 10,000.00
PGIM Target Date 2045 Fund Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,235.73	16,931.68	15,691.63	16,951.52	12,956.89		12,450.68	12,175.84			10,990.00	10,000.00
PGIM TARGET DATE 2030 FUND - CLASS R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 16,304.05	14,845.02	14,429.02	15,340.69	12,626.13		12,020.36	11,649.70			10,740.00	10,000.00
PGIM Target Date 2030 Fund Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 17,068.83	15,446.16	14,916.74	15,761.53	12,900.19		12,201.14	11,758.48			10,780.00	10,000.00
PGIM Target Date 2040 Fund Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 18,995.43	16,806.35	15,723.66	16,804.29	13,046.13		12,470.91	12,122.45			10,950.00	10,000.00
PGIM Target Date 2040 Fund Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 18,139.58	16,141.54	15,195.76	16,342.26	12,760.25		12,275.53	12,002.10			10,900.00	10,000.00
PGIM Target Date 2035 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 17,916.41	16,013.73	15,232.22	16,254.22	12,920.37		12,265.54	11,907.36			10,840.00	10,000.00
PGIM Target Date 2050 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 18,965.62	16,643.35	15,331.54	16,706.55	12,713.75		12,314.50	12,119.12			10,950.00
PGIM Target Date 2050 Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,837.73	17,323.18	15,860.89	17,171.48	12,995.42		12,507.50	12,233.20			10,990.00
PGIM Target Date 2060 Fund - Class R1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 19,277.09	16,892.63	15,443.88	16,901.38	12,664.69		12,331.84	12,261.44			11,010.00	10,000.00
PGIM Target Date 2020 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,344.15	14,078.24	13,875.99	14,539.48	12,445.87		11,730.08	11,179.16			10,540.00	10,000
PGIM Target Date 2060 Fund - Class R5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 20,178.89	17,587.48	15,982.39	17,374.80	12,945.58		12,532.16	12,382.56			11,050.00	10,000.00
PGIM Jennison Rising Dividend Fund - Class Z [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 26,316.53	21,897.80	21,735.30	22,284.49	16,416.92		15,420.26	14,206.56			12,660.51		$ 11,336.54	$ 11,119.28	$ 10,000.00
PGIM Target Date Income Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 13,972.67	12,953.49	12,956.84	13,643.61	12,048.53		11,371.75	10,843.41			10,417.27	10,000.00
PGIM Target Date 2015 Fund Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 14,000.46	13,014.35	13,022.26	13,751.89	12,029.25		11,418.32	10,961.73			10,490.00	10,000.00
PGIM Target Date 2065 Fund Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,969.57	13,058.13	11,877.90	12,953.57	9,635.49	$ 10,000.00
PGIM Jennison Diversified Growth Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 28,402.12	22,306.62	18,852.50	23,035.00	16,903.51		12,831.81	11,970.40	$ 10,000.00
PGIM Target Date 2015 Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,657.43	13,537.07	13,469.62	14,134.60	12,301.02		11,601.69	11,068.58			10,530.00	10,000.00
PGIM 60/40 Allocation Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,983.48	15,283.05	14,370.17	15,343.01	12,687.12		11,665.86	10,930.14		$ 10,000.00
PGIM Target Date 2050 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 19,315.12	16,918.21	15,550.25	16,886.86	12,819.85		12,382.77	12,160.79			10,960.00
PGIM Target Date 2045 Fund Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 19,382.93	17,043.42	15,791.37	17,036.52	13,001.65		12,478.59	12,199.17			11,000.00	10,000.00
PGIM Target Date 2020 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,987.25	13,799.24	13,653.68	14,356.00	12,332.19		11,663.69	11,148.03			10,550.00	10,000.00
PGIM Target Date 2040 Fund Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 18,488.41	16,405.63	15,401.33	16,533.29	12,876.74		12,360.00	12,040.84			10,920.00	10,000.00
PGIM Target Date 2055 Fund - Class R4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,022.04	17,473.17	15,948.16	17,336.04	13,008.44		12,582.75	12,397.60			11,110.00	10,000.00
PGIM Target Date 2050 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,099.89	17,507.42	16,019.91	17,313.67	13,083.81		12,567.48	12,281.01			11,000.00
PGIM Target Date 2040 Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,216.97	16,968.36	15,850.11	16,925.27	13,115.59		12,531.00	12,150.20			10,960.00	10,000.00
PGIM Target Date 2025 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,726.72	14,370.31	14,086.41	14,806.96	12,502.66		11,824.70	11,339.93			10,610.00	10,000.00
Pgim Target Date 2035 Fund Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 18,112.73	16,137.68	15,333.59	16,342.20	12,971.68		12,303.18	11,930.61			10,850.00	10,000.00
PGIM TARGET DATE 2030 FUND CLASS R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 16,626.68	15,094.12	14,639.26	15,523.04	12,741.48		12,101.41	11,696.72			10,750.00	10,000.00
PGIM Target Date 2030 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 17,268.50	15,607.08	15,060.98	15,887.29	12,979.85		12,260.00	11,796.57			10,790.00	10,000.00
PGIM Target Date 2065 Fund Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,055.85	13,106.49	11,910.57	12,975.42	9,635.90	10,000.00
PGIM Target Date 2025 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 15,132.78	13,900.61	13,687.01	14,464.21	12,283.05		11,670.69	11,251.45			10,580.00	10,000.00
PGIM Jennison Rising Dividend Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,439.27	17,014.62	16,854.25	17,285.13	12,733.88		11,951.67	11,010.19	10,000.01
PGIM Target Date 2015 Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,811.46	13,661.03	13,571.44	14,221.06	12,358.65		11,638.02	11,095.61			10,530.00	10,000.00
PGIM Jennison Diversified Growth Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 28,399.53	22,304.59	18,850.79	23,021.22	16,903.51		12,831.81	11,970.40	$ 10,000.00
PGIM Target Date 2015 Fund Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 14,260.73	13,225.52	13,197.86	13,900.14	12,132.91		11,487.36	11,009.50			10,500.00	10,000.00
PGIM Target Date 2060 Fund - Class R2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 19,649.50	17,175.76	15,657.50	17,088.66	12,775.56		12,407.91	12,310.73			11,030.00	10,000.00
PGIM Target Date 2040 Fund CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 18,712.31	16,570.03	15,534.58	16,648.75	12,954.40		12,406.61	12,076.48			10,930.00	10,000.00
PGIM Target Date Income Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,077.46	13,038.70	13,030.15	13,707.42	12,093.62		11,411.44	10,861.31			10,422.85	10,000.00
PGIM Target Date 2060 Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,416.33	17,749.90	16,106.99	17,494.48	13,007.30		12,572.80	12,400.49			11,060.00	10,000.00
Pgim Target Date 2035 Fund Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 18,179.67	16,219.61	15,408.50	16,405.90	13,010.79		12,318.15	11,942.43			10,850.00	10,000.00
PGIM Target Date 2050 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,609.60	17,092.93	15,682.58	17,015.06	12,896.84		12,442.46	12,197.83			10,970.00
PGIM Target Date 2035 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 17,387.62	15,594.17	14,895.29	15,960.34	12,734.21		12,134.94	11,832.84			10,810.00	10,000.00
PGIM TARGET DATE 2055 FUND - CLASS R1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 19,277.36	16,909.36	15,498.08	16,932.94	12,767.45		12,408.56	12,298.89			11,070.00	10,000.00
PGIM TARGET DATE 2025 FUND - CLASS R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,831.48	14,452.44	14,164.07	14,872.98	12,548.27		11,849.07	11,361.42			10,620.00	10,000.00
PGIM Target Date 2045 Fund Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 19,547.46	17,177.73	15,886.04	17,119.27	13,058.37		12,515.47	12,221.49			11,010.00	10,000.00
PGIM TARGET DATE 2030 FUND - CLASS R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 16,812.91	15,237.75	14,747.78	15,614.27	12,799.09		12,139.08	11,713.77			10,760.00	10,000.00
PGIM Target Date 2045 Fund Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 18,662.40	16,497.95	15,354.32	16,643.36	12,767.16		12,315.79	12,100.86			10,970.00	10,000.00
PGIM Jennison Diversified Growth Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 35,277.34	27,750.54	23,512.14	28,754.33	21,150.03		16,086.96	15,043.83			12,556.33		10,482.53	10,569.51	9,450.27
PGIM Jennison Rising Dividend Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 24,272.99	20,253.92	20,143.75	20,700.13	15,283.67		14,385.41	13,286.76			11,868.40		10,661.39	10,483.02	9,449.83
PGIM Target Date 2065 Fund Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,125.97	13,155.29	11,942.91	12,997.26	9,646.37	10,000.00
PGIM Target Date Income Fund - Class R5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,192.17	13,131.11	13,095.28	13,774.15	12,139.84		11,433.72	10,879.99			10,428.71	10,000.00
PGIM Target Date 2015 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,431.14	13,365.58	13,315.36	14,002.84	12,206.78		11,533.20	11,036.23			10,510.00	10,000.00
PGIM Target Date 2055 Fund - Class R5 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 20,187.50	17,591.91	16,045.42	17,418.85	13,052.30		12,610.01	12,420.22			11,120.00	10,000.00
PGIM Target Date 2065 Fund Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 14,705.12	12,875.16	11,758.67	12,866.69	9,603.67	10,000.00
PGIM Target Date 2020 Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 14,535.94	13,432.24	13,336.58	14,093.00	12,156.08		11,539.19	11,075.00			10,520.00	10,000.00
PGIM Target Date 2020 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 15,116.10	13,893.51	13,732.68	14,423.24	12,379.96		11,698.52	11,180.29			10,550.00	10,000.00
PGIM Target Date 2030 Fund Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 16,909.96	15,326.52	14,816.21	15,673.04	12,833.94		12,155.16	11,737.09			10,770.00	10,000
PGIM Target Date Income Fund - Class R1 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R1
Account Value	$ 13,559.85	12,619.62	12,662.70	13,390.21	11,881.79		11,255.15	10,774.54			10,389.28	10,000.00
PGIM Target Date 2060 Fund - Class R3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 19,882.44	17,356.48	15,792.85	17,218.53	12,855.30		12,466.92	12,337.00			11,040.00	10,000.00
PGIM TARGET DATE 2025 FUND - CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,032.07	14,618.24	14,290.78	14,994.85	12,627.37		11,916.77	11,398.55			10,640.00	10,000.00
PGIM Target Date 2035 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 17,701.63	15,853.99	15,104.16	16,130.09	12,843.19		12,208.49	11,871.73			10,830.00	10,000.00
PGIM Target Date 2065 Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,265.04	13,224.24	11,987.08	13,024.99	9,657.05	10,000.00
PGIM Target Date 2060 Fund - Class R4 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 20,038.53	17,468.16	15,889.68	17,293.41	12,891.68		12,494.89	12,360.57			11,040.00	10,000.00
PGIM Target Date Income Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 13,818.77	12,829.02	12,838.97	13,542.50	11,986.79		11,321.38	10,810.99			10,409.44	10,000.00
PGIM Target Date Income Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,370.02	13,278.24	13,221.97	13,885.18	12,223.46		11,492.73	10,911.06			10,446.44	10,000.00
PGIM Target Date 2015 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,523.62	13,438.01	13,373.51	14,062.34	12,247.11		11,557.32	11,047.32			10,510.00	10,000.00
PGIM Jennison Rising Dividend Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 23,858.61	20,064.31	20,092.22	20,812.70	15,480.15		14,679.53	13,668.14			12,293.43		11,116.48	11,022.53	10,000.00
PGIM Target Date 2025 Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 15,602.64	14,269.66	14,002.79	14,745.78	12,462.29		11,799.43	11,327.62			10,610.00	10,000.00
PGIM Target Date 2020 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 14,804.51	13,649.07	13,522.29	14,241.22	12,257.05		11,608.59	11,112.19			10,540.00	10,000.00
PGIM Jennison Diversified Growth Fund Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 34,161.50	27,154.69	23,267.90	28,759.10	21,347.48		16,377.98	15,458.51			12,998.99		10,932.66	11,100.81	10,000.00
PGIM Target Date 2055 Fund - Class R6 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,409.79	17,764.23	16,156.95	17,528.22	13,117.21		12,661.98	12,448.45			11,130.00	10,000.00
PGIM Target Date 2040 Fund Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 18,852.42	16,694.30	15,635.12	16,727.70	13,006.96		12,444.09	12,100.10			10,940.00	10,000.00
PGIM Target Date 2025 Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 15,428.41	14,129.35	13,887.34	14,636.49	12,394.56		11,753.42	11,291.21			10,590.00	10,000.00
PGIM Target Date 2050 Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 19,674.89	17,178.62	15,742.31	17,071.98	12,923.65		12,448.89	12,210.73			10,980.00
PGIM TARGET DATE 2055 FUND - CLASS R2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 19,664.40	17,193.21	15,719.07	17,138.10	12,893.01		12,494.95	12,347.73			11,090.00	10,000.00
PGIM Target Date 2065 Fund Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 14,841.69	12,989.58	11,833.21	12,925.74	9,624.81	10,000.00
PGIM Target Date 2020 Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,224.72	13,979.17	13,801.83	14,493.81	12,430.56		11,723.87	11,192.36			10,560.00	10,000.00
PGIM TARGET DATE 2035 FUND CLASS R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 18,380.29	16,391.77	15,533.98	16,514.27	13,081.12		12,366.99	11,980.20			10,870.00	10,000.00
PGIM Target Date 2045 Fund Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 19,784.39	17,352.96	16,025.51	17,254.82	13,140.33		12,575.77	12,269.59			11,030.00	10,000.00
PGIM Target Date 2045 Fund Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 19,029.78	16,771.42	15,567.68	16,841.00	12,887.81		12,402.17	12,160.27			10,980.00	10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 28,724.65	23,516.22	20,807.96	21,820.30	15,991.99	10,000.00	14,283.96	13,227.63			11,379.57	10,000.00
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,130.83	10,590.60	10,959.67	12,059.04	12,144.27	10,000.00	11,028.08	10,203.54			10,285.87	10,000.00
PGIM Target Date 2030 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2030 Custom Benchmark
Account Value	$ 17,769.27	16,102.07	15,531.82	16,365.04	13,405.45		12,545.63	11,967.76			11,002.79	10,000.00
Standard Poors Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 17,991.76	16,074.77	14,996.42	16,327.06	13,359.64		12,578.50	12,103.45			11,129.61	10,000.00
PGIM Target Date 2040 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2040 Custom Benchmark
Account Value	$ 20,209.22	17,860.20	16,664.50	17,792.69	13,876.52		13,012.77	12,431.03			11,251.64	10,000.00
Standard Poors Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 20,148.42	17,612.95	16,018.68	17,530.74	13,588.85		12,893.22	12,487.12			11,291.29	10,000.00
PGIM Target Date 2050 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2050 Custom Benchmark
Account Value	$ 21,357.79	18,611.88	16,981.62	18,378.87	14,010.14		13,186.49	12,640.09			11,369.08
Standard Poors Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 21,139.11	18,304.98	16,427.64	18,017.91	13,693.99		13,035.93	12,668.19			11,385.16
PGIM Target Date 2060 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2060 Custom Benchmark
Account Value	$ 21,759.83	18,906.56	17,108.58	18,614.45	14,001.25		13,247.09	12,786.53			11,436.51	10,000.00
SP Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 21,383.85	18,505.68	16,577.34	18,196.42	13,798.93		13,128.46	12,752.40			11,427.00	10,000.00
PGIM Target Date 2015 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2015 Custom Benchmark
Account Value	$ 14,936.78	13,831.71	13,747.31	14,384.34	12,538.12		11,753.86	11,142.10			10,613.65	10,000.00
Standard and Poors Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 15,487.57	14,135.53	13,569.68	14,632.55	12,852.43		11,979.14	11,429.26			10,820.53	10,000.00
Custom Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom Benchmark Index
Account Value	$ 18,270.31	15,865.63	14,907.61	15,885.44	13,180.52		11,785.50	10,864.40
PGIM Target Date 2065 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2065 Custom Benchmark
Account Value	$ 15,195.20	13,188.96	11,905.62	12,969.75	9,727.01	10,000.00
S and P Target Date 2065 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 15,172.57	13,099.31	11,731.97	12,858.90	9,746.86	$ 10,000.00
PGIM Target Date 2025 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2025 Custom Benchmark
Account Value	$ 16,330.90	14,934.29	14,608.31	15,309.20	12,921.90		12,124.35	11,527.74			10,796.55	10,000.00
SP Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 16,908.47	15,282.30	14,443.03	15,675.01	13,204.35		12,380.87	11,866.78			11,032.87	10,000.00
PGIM Target Date 2035 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2035 Custom Benchmark
Account Value	$ 19,258.63	17,199.51	16,282.98	17,274.74	13,719.13		12,824.46	12,236.75			11,151.46	10,000.00
Standard Poors Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 19,174.06	16,931.27	15,593.43	17,030.83	13,494.31		12,760.10	12,329.64			11,226.43	10,000.00
PGIM Target Date 2055 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2055 Custom Benchmark
Account Value	$ 21,611.72	18,789.82	17,055.92	18,517.50	14,021.14		13,227.42	12,737.11			11,416.83	10,000.00
Standard Poors Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 21,263.04	18,405.95	16,503.63	18,108.74	13,718.81		13,073.58	12,707.65			11,410.86	10,000.00
PGIM Target Date 2020 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2020 Custom Benchmark
Account Value	$ 15,584.60	14,343.07	14,148.49	14,813.96	12,706.72		11,910.01	11,280.12			10,674.89	10,000.00
S and P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 15,999.76	14,505.72	13,831.98	14,963.99	13,012.69		12,164.36	11,622.25			10,924.81	10,000.00
PGIM Target Date Income Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date Income Custom Benchmark
Account Value	$ 14,435.55	13,385.47	13,343.20	13,969.97	12,326.23		11,564.66	10,945.84			10,518.77	10,000.00
Standard Poors Target Date Retirement Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date Retirement Income Index
Account Value	$ 14,290.61	13,112.83	12,662.64	13,668.03	12,487.28		11,614.70	11,033.62			10,589.01	10,000.00
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 45,305.74	35,692.04	30,425.62	34,545.93	25,275.45		19,467.08	17,565.85			14,299.44		$ 12,112.87	$ 11,608.21	$ 10,000.00
PGIM Target Date 2045 Custom Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	PGIM Target Date 2045 Custom Benchmark
Account Value	$ 20,841.74	18,293.39	16,869.38	18,157.08	13,947.78		13,104.12	12,553.40			11,321.27	10,000.00
Standard Poors Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 20,759.20	$ 18,044.60	$ 16,262.17	$ 17,822.76	$ 13,638.38		$ 12,967.63	$ 12,581.85			$ 11,340.33	$ 10,000.00